EQUITY BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Vermilion incentive plan [Member]
Disclosure Of Equity Based Compensation [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
The following table summarizes the number of awards outstanding under the Vermilion Incentive Plan (“VIP”):

Number of Awards ('000s)	2017	2016
Opening balance	1,738	1,711
Granted	563	777
Vested	(539)	(628)
Modified	—	11
Forfeited	(77)	(133)
Closing balance	1,685	1,738